SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounting Policies [Abstract]
Beginning balance	$ 1,294,876	$ 1,234,549
Foreign currency translation, gain	(25,295)	60,327
Ending balance	$ 1,269,581	$ 1,294,876